VIA EDGAR TRANSMISSION

Securities and Exchange Commission	George P. Attisano
100 F Street, N.E.	george.attisano@klgates.com
Washington, DC 20549

October 5, 2015

Re:	John Hancock California Tax-Free Income Fund (the “Registrant”), on behalf of: John Hancock California Tax-Free Income Fund (the “Fund”) File Nos. 033-31675; 811-05979

CERTIFICATION UNDER RULE 497(j)

Ladies and gentlemen:

On behalf of the Registrant, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), in lieu of filing under paragraph (c) of Rule 497, the undersigned hereby certifies that the form of prospectus for the Fund that would have been filed under paragraph (c) of Rule 497 does not differ from the Prospectus dated October 1, 2015, contained in Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A under the Securities Act and Amendment No. 48 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on September 25, 2015 via EDGAR, accession number 0001133228-15-004955.

The form of Statement of Additional Information for the Fund was filed electronically with the U.S. Securities and Exchange Commission on October 2, 2015 via EDGAR, accession number 0001133228-15- 005163.

If you have any questions or comments, please call me at 617-261-3240.

Sincerely,

/s/ George P. Attisano

George P. Attisano